Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Earnings Information

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	999	435	261	135	287	121	69	—	2,307
Fuel and purchased power	585	293	101	14	17	6	—	—	1,016
Gross margin	414	142	160	121	270	115	69	—	1,291
Operations, maintenance, and administration	192	51	50	31	48	37	24	84	517
Depreciation and amortization	317	73	38	37	111	31	2	26	635
Asset impairment charge	20	—	—	—	—	—	—	—	20
Taxes, other than income taxes	13	4	1	—	8	3	—	1	30
Net other operating income	(40)	—	(9)	—	—	—	—	—	(49)
Operating income (loss)	(88)	14	80	53	103	44	43	(111)	138
Finance lease income	—	—	11	43	—	—	—	—	54
Net interest expense									(247)
Foreign exchange loss									(1)
Gain on sale of assets and other									2
Losses before income taxes									(54)

Year ended Dec 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	1,048	354	402	119	272	126	76	—	2,397
Fuel and purchased power	451	281	185	20	18	8	—	—	963
Gross margin	597	73	217	99	254	118	76	—	1,434
Operations, maintenance, and administration	178	54	54	25	52	33	24	69	489
Depreciation and amortization	242	61	100	17	119	33	3	26	601
Asset impairment charge	—	—	—	—	28	—	—	—	28
Restructuring provision	—	—	—	—	—	—	—	1	1
Taxes, other than income taxes	13	4	1	1	8	3	—	1	31
Net other operating (income) loss	(2)	—	(191)	—	(1)	—	—	—	(194)
Operating income (loss)	166	(46)	253	56	48	49	49	(97)	478
Finance lease income	—	—	14	52	—	—	—	—	66
Net interest expense									(229)
Foreign exchange loss									(5)
Gain on sale of assets									4
Earnings before income taxes									314

Year ended Dec 31, 2015	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind	Hydro	Energy Marketing	Corporate	Total
Revenues	912	372	454	114	250	116	49	—	2,267
Fuel and purchased power	441	316	204	20	19	8	—	—	1,008
Gross margin	471	56	250	94	231	108	49	—	1,259
Operations, maintenance, and administration	194	50	67	21	48	29	12	71	492
Depreciation and amortization	237	63	75	20	99	25	1	25	545
Asset impairment reversals	—	(2)	—	—	—	—	—	—	(2)
Restructuring provision	11	1	1	—	—	—	3	6	22
Taxes, other than income taxes	12	3	3	—	7	3	—	1	29
Net other operating (income) losses	(7)	—	—	—	—	(24)	56	—	25
Operating income (loss)	24	(59)	104	53	77	75	(23)	(103)	148
Finance lease income	—	—	9	49	—	—	—	—	58
Gain on sale of assets	—	—	262	—	—	—	—	—	262
Net interest expense									(251)
Foreign exchange gain									4
Earnings before income taxes									221

Disclosure of selected consolidated statements of financial position information
Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Goodwill	—	—	—	—	174	259	30	—	463
PP&E	2,902	370	416	606	1,764	497	1	22	6,578
Intangible assets	91	7	3	42	149	3	13	56	364

As at Dec. 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Goodwill	—	—	—	—	175	259	30	—	464
PP&E	3,069	428	414	527	1,856	503	2	25	6,824
Intangibles	93	7	4	12	163	3	15	58	355

Disclosure of components in other non-current assets
The components of other assets are as follows:

As at Dec. 31	2017	2016
South Hedland prepaid transmission access and distribution	75	—
Deferred licence fees	13	15
Project development costs	53	46
Deferred service costs	15	16
Mississauga long-term receivable (Note 4)	—	116
Long-term prepaids and other assets	44	44
Loan receivable	33	—
Keephills Unit 3 transmission deposit	4	5
Total other assets	237	242
Additions to non-current assets are as follows:

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	116	35	31	114	20	16	—	6	338
Intangible assets	5	1	—	29	—	—	—	16	51

Year ended Dec. 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	159	15	11	107	16	43	—	7	358
Intangibles	3	1	1	—	—	—	—	16	21

Year ended Dec. 31, 2015	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	179	13	19	204	13	43	1	4	476
Intangibles	6	—	—	—	—	—	3	17	26

Disclosure of reconciliation between depreciation and amortization
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2017	2016	2015
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	635	601	545
Depreciation included in fuel and purchased power (Note 5)	73	63	59
Loss on disposal of property, plant, and equipment	—	—	1
Depreciation and amortization on the Consolidated Statements of Cash Flows	708	664	605

Disclosure of geographical areas
Revenues

Year ended Dec. 31	2017	2016	2015
Canada	1,663	1,828	1,705
US	509	450	448
Australia	135	119	114
Total revenue	2,307	2,397	2,267
II. Non-Current Assets

	Property, plant, and equipment		Intangible assets		Other assets		Goodwill

As at Dec. 31	2017	2016	2017	2016	2017	2016	2017	2016
Canada	5,353	5,583	297	315	105	184	417	417
US	619	714	25	28	43	42	46	47
Australia	606	527	42	12	89	16	—	—
Total	6,578	6,824	364	355	237	242	463	464